Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Earnings Per Share
Reconciliation Of Income Used In Calculating Earnings Per Share

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Basic EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing basic EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing basic EPS	$298	$304

Diluted EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing diluted EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing diluted EPS	$298	$304

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Basic EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(13)

Income from continuing operations, for computing basic EPS	$540	$465	$415

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing basic EPS	$599	$481	$433

Diluted EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(12)

Income from continuing operations, for computing diluted EPS	$540	$465	$416

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing diluted EPS	$599	$481	$433

Reconciliation Of Weighted Average Number Of Shares Outstanding

	Six Months Ended July 31
	2011	2010
	(in millions)
Basic weighted average number of shares outstanding	342	369
Dilutive common share equivalents—stock options and other stock awards	1	2

Diluted weighted average number of shares outstanding	343	371

	Year Ended January 31
	2011	2010	2009
	(in millions)
Basic weighted average number of shares outstanding	364	386	395
Dilutive common share equivalents—stock options and other stock awards	2	4	7

Diluted weighted average number of shares outstanding	366	390	402

Schedule Of Basic And Diluted EPS

	Six Months Ended July 31
	2011	2010 as adjusted
Basic:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

Diluted:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

	Year Ended January 31
	2011	2010	2009
	as adjusted
Basic:
Income from continuing operations	$1.48	$1.20	$1.05
Income from discontinued operations	.17	.05	.05

	$1.65	$1.25	$1.10

Diluted:
Income from continuing operations	$1.48	$1.19	$1.03
Income from discontinued operations	.16	.04	.05

	$1.64	$1.23	$1.08

Schedule Of Stock-Based Awards Excluded From Weighted Average Shares Outstanding

	Six Months Ended July 31
	2011	2010
	(in millions)
Antidilutive stock options excluded	22	20

Performance-based stock awards excluded	1	1

	Year Ended January 31
	2011	2010	2009
	(in millions)
Antidilutive stock options excluded	19	11	7

Performance-based stock awards excluded	1	1	—

Weighted average number of unvested stock awards outstanding excluded	12	12	12